UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.1%

Security	Principal Amount (000’s omitted)	Value
Education — 5.0%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$10,936,735
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,575,826
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	3,000	3,296,280
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	843,833

		$16,652,674

Electric Utilities — 9.1%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$372,201
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	3,871,555
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	2,985,871
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	4,865,790
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	7,600	8,138,612
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,501,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	759,838
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,710,950

		$30,205,817

Escrowed/Prerefunded — 10.7%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,253,050
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), Prerefunded to 7/1/20, 6.20%, 7/1/45	2,000	2,212,680
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/34	980	1,044,474
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/39	1,000	1,065,790
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	1,625	1,746,647
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	2,970	3,254,259
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,451,800
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	2,425	2,640,679
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	529,878
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/31	1,000	1,124,570
New Hampshire Health and Education Facilities Authority, (Dartmouth College), Prerefunded to 6/1/19, 5.25%, 6/1/39(1)	12,000	12,617,160
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	2,425	2,761,978

Security	Principal Amount (000’s omitted)	Value
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	$770	$991,306

		$35,694,271

General Obligations — 7.6%
California, 5.00%, 10/1/33	$4,035	$4,761,582
California, 6.00%, 4/1/38	5,750	6,063,260
Commerce Charter Township, MI, 4.00%, 12/1/38	1,030	1,138,181
Commerce Charter Township, MI, 4.00%, 12/1/39	1,075	1,182,038
Illinois, 4.25%, 12/1/37	6,000	5,843,160
Illinois, 5.00%, 5/1/36	3,500	3,683,785
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	2,210	2,491,223

		$25,163,229

Hospital — 13.0%
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	$165	$188,603
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	746,090
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,161,369
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,000	2,024,640
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	2,500	2,616,675
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	1,031,560
Johnson City Health & Educational Facilities Board, TN, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,796,685
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,357,738
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,609,678
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,544,728
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	3,440	3,577,910
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	900	1,009,728
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,434,164
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,995,705

		$43,095,273

Housing — 0.5%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	$445	$487,902
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	1,022,300

		$1,510,202

Industrial Development Revenue — 11.8%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,999,850
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,116,580
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,176,040
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	3,922,227
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(2)	1,950	1,966,750
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	725	743,495
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(2)	2,695	2,696,051
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,829,682

Security	Principal Amount (000’s omitted)	Value
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	$1,500	$1,498,680
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	707,837
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,094,826
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	3,364,582
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,180,780
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	4,017,517
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	850	931,235
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	790	948,703

		$39,194,835

Insured-General Obligations — 1.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$152,144
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/30	2,910	3,228,820

		$3,380,964

Insured-Special Tax Revenue — 4.0%
Hesperia Public Financing Authority, CA, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$295,316
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	5,186,080
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	7,760,640

		$13,242,036

Insured-Transportation — 4.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$817,345
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,095,028
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	460	486,961
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,295	1,366,989
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,185	1,247,295
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	100	104,478
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	2,236,680
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	6,975,150

		$16,329,926

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$5,000	$5,320,600

		$5,320,600

Other Revenue — 0.5%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,245	$1,560,433

		$1,560,433

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 7.4%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,452,226
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,651,215
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	220	220,084
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	175	187,710
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	465	493,546
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	925	978,234
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	184,117
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	392,800
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	335,574
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	307,568
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	574,550
Lee County Industrial Development Authority, FL, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,842,720
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	1,340	1,451,676
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	927,626
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/31	1,235	1,336,381
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/32	1,295	1,397,098
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	663,421
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	3,109,581
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 5.25%, 5/15/37(2)	630	693,025
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	255	273,572
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	735	787,971
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(2)	900	927,342
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,151,060
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(2)	1,335	1,374,089

		$24,713,186

Special Tax Revenue — 1.4%
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/47	$4,000	$4,352,840
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	185	222,289

		$4,575,129

Student Loan — 1.2%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$2,245	$2,376,287
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,501,991

		$3,878,278

Security	Principal Amount (000’s omitted)	Value
Transportation — 19.2%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$750	$847,320
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	325	363,370
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 6.00%, 1/1/41	35	39,387
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,500	1,724,730
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	1,630	1,913,392
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,522,204
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,291,928
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,334,677
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,058,369
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,586,674
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	978,276
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	1,065	1,223,184
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,284,808
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	350	382,050
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,458,206
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,394,012
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	8,052,400
New Jersey Turnpike Authority, 4.00%, 1/1/37	1,000	1,075,950
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/48	750	861,743
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	2,115	2,326,204
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(1)	2,660	2,998,059
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	155	166,220
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	595	643,213
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	7,184,576
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,346,450
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	2,941,785
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,664,172
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	3,500	3,939,530
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	445	497,470
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/49	1,500	1,695,900

		$63,796,259

Water and Sewer — 6.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,581,921
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,537,000
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,982,867
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,320,428
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	12,261,249

		$20,683,465

Total Tax-Exempt Municipal Securities — 105.1% (identified cost $312,046,189)		$348,996,577

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.1%
Chicago, IL, 7.375%, 1/1/33	$1,750	$2,028,232
Chicago, IL, 7.781%, 1/1/35	1,400	1,680,784

		$3,709,016

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,340,640

		$4,340,640

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$1,265	$1,259,877

		$1,259,877

Total Taxable Municipal Securities — 2.8% (identified cost $8,482,751)		$9,309,533

Corporate Bonds & Notes — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.2%
NYU Hospitals Center, 4.368%, 7/1/47	$730	$787,791

Total Corporate Bonds & Notes — 0.2% (identified cost $730,000)		$787,791

Total Investments — 108.1% (identified cost $321,258,940)		$359,093,901

Other Assets, Less Liabilities — (8.1)%		$(26,931,580)

Net Assets — 100.0%		$332,162,321

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	16.2%
Illinois	10.7%
New York	10.4%
Others, representing less than 10% individually	62.7%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $13,309,539 or 4.0% of the Trust’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$348,996,577	$—	$348,996,577
Taxable Municipal Securities	—	9,309,533	—	9,309,533
Corporate Bonds & Notes	—	787,791	—	787,791
Total Investments	$—	$359,093,901	$—	$359,093,901

The Trust held no investments or other financial instruments as of March 31, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018